Eaton Vance
Global Income Builder NextShares
July 31, 2022 (Unaudited)

Eaton Vance Global Income Builder NextShares (the Fund), a diversified series of Eaton Vance NextShares Trust, invests substantially all of its investable assets in Global Income Builder Portfolio (the Portfolio) and owns a pro-rata interest in the Portfolio’s net assets. At July 31, 2022, the value of the Fund’s investment in the Portfolio was $1,050,463 and the Fund owned 0.4% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Global Income Builder Portfolio
July 31, 2022
Portfolio of Investments (Unaudited)

Common Stocks — 59.8%
Security	Shares	Value
Aerospace & Defense — 0.7%
Safran S.A.	15,665	$ 1,721,827
		$ 1,721,827
Air Freight & Logistics — 0.4%
GXO Logistics, Inc.(1)	20,843	$ 1,000,464
		$ 1,000,464
Automobiles — 0.4%
Stellantis NV	61,872	$ 888,498
		$ 888,498
Banks — 3.0%
Banco Santander S.A.	581,915	$ 1,455,876
Citigroup, Inc.	19,891	1,032,343
Credit Agricole S.A.	35,704	328,970
HDFC Bank, Ltd.	65,884	1,204,957
ING Groep NV	50,018	485,866
M&T Bank Corp.	9,644	1,711,328
Standard Chartered PLC	159,166	1,097,082
		$ 7,316,422
Beverages — 2.3%
Coca-Cola Co. (The)	51,744	$ 3,320,413
Diageo PLC	46,546	2,204,970
		$ 5,525,383
Biotechnology — 0.5%
CSL, Ltd.	5,787	$ 1,178,331
		$ 1,178,331
Building Products — 0.7%
Assa Abloy AB, Class B	41,989	$ 992,033
Kingspan Group PLC	9,739	630,387
		$ 1,622,420
Capital Markets — 1.4%
Bank of New York Mellon Corp. (The)	12,231	$ 531,559
State Street Corp.	33,314	2,366,627
Stifel Financial Corp.	10,745	642,658
		$ 3,540,844
Security	Shares	Value
Chemicals — 0.2%
Sika AG	2,412	$ 595,975
		$ 595,975
Consumer Finance — 0.0%(2)
Capital One Financial Corp.	4	$ 439
		$ 439
Diversified Financial Services — 1.1%
Berkshire Hathaway, Inc., Class B(1)	8,653	$ 2,601,092
		$ 2,601,092
Electric Utilities — 1.2%
Iberdrola S.A.	162,119	$ 1,731,183
Iberdrola S.A.(1)	2,769	29,518
NextEra Energy, Inc.	13,920	1,176,101
		$ 2,936,802
Electrical Equipment — 1.3%
AMETEK, Inc.	12,139	$ 1,499,167
Schneider Electric SE	11,379	1,573,759
		$ 3,072,926
Electronic Equipment, Instruments & Components — 2.7%
CDW Corp.	12,312	$ 2,234,997
Halma PLC	37,153	1,046,335
Keyence Corp.	2,439	966,678
Keysight Technologies, Inc.(1)	5,325	865,845
Riverbed Technology, Inc.(1)(3)	3,977	3,480
TE Connectivity, Ltd.	10,606	1,418,341
Zebra Technologies Corp., Class A(1)	8	2,862
		$ 6,538,538
Entertainment — 1.1%
Walt Disney Co. (The)(1)	26,531	$ 2,814,939
		$ 2,814,939
Equity Real Estate Investment Trusts (REITs) — 0.7%
American Tower Corp.	2,955	$ 800,303
Equity Residential	4,393	344,367
Healthpeak Properties, Inc.	19,485	538,371
		$ 1,683,041
Food Products — 2.4%
Mondelez International, Inc., Class A	36,703	$ 2,350,460

Global Income Builder Portfolio
July 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Food Products (continued)
Nestle S.A.	29,461	$ 3,609,776
		$ 5,960,236
Health Care Equipment & Supplies — 2.1%
Alcon, Inc.	9,732	$ 765,948
Boston Scientific Corp.(1)	49,310	2,024,175
Intuitive Surgical, Inc.(1)	5,640	1,298,159
Straumann Holding AG	7,920	1,071,184
		$ 5,159,466
Health Care Providers & Services — 0.8%
Elevance Health, Inc.	4,192	$ 2,000,003
		$ 2,000,003
Hotels, Restaurants & Leisure — 1.4%
Compass Group PLC	110,338	$ 2,585,929
InterContinental Hotels Group PLC	16,248	963,102
		$ 3,549,031
Industrial Conglomerates — 0.7%
Siemens AG	14,359	$ 1,601,660
		$ 1,601,660
Insurance — 0.8%
AIA Group, Ltd.	96,383	$ 968,325
Allstate Corp. (The)	3,512	410,799
Aviva PLC	2	10
AXA S.A.	20,210	465,689
		$ 1,844,823
Interactive Media & Services — 3.1%
Alphabet, Inc., Class C(1)	65,000	$ 7,581,600
		$ 7,581,600
Internet & Direct Marketing Retail — 1.8%
Amazon.com, Inc.(1)	33,642	$ 4,539,988
		$ 4,539,988
IT Services — 2.5%
Amadeus IT Group S.A.(1)	15,592	$ 909,173
Fidelity National Information Services, Inc.	21,003	2,145,666
Global Payments, Inc.	7,929	969,875
Visa, Inc., Class A	9,981	2,117,070
		$ 6,141,784
Security	Shares	Value
Leisure Products — 0.5%
Yamaha Corp.	31,333	$ 1,336,479
		$ 1,336,479
Life Sciences Tools & Services — 0.6%
Danaher Corp.	2,894	$ 843,514
Lonza Group AG	1,051	638,747
		$ 1,482,261
Machinery — 1.4%
Graco, Inc.	15,700	$ 1,054,412
Ingersoll Rand, Inc.	28,004	1,394,599
Sandvik AB	5,607	103,316
SMC Corp.	1,629	802,830
		$ 3,355,157
Metals & Mining — 0.5%
Rio Tinto, Ltd.	19,125	$ 1,325,067
		$ 1,325,067
Multi-Utilities — 0.2%
CMS Energy Corp.	8,069	$ 554,582
		$ 554,582
Oil, Gas & Consumable Fuels — 2.6%
Chevron Corp.	13,558	$ 2,220,529
EOG Resources, Inc.	30,347	3,375,193
Phillips 66	2,171	193,219
Pioneer Natural Resources Co.	2,523	597,825
		$ 6,386,766
Personal Products — 0.2%
Kose Corp.	6,101	$ 544,587
		$ 544,587
Pharmaceuticals — 5.7%
AstraZeneca PLC	14,455	$ 1,901,428
Eli Lilly & Co.	10,732	3,538,233
Novo Nordisk A/S, Class B	24,134	2,810,978
Roche Holding AG PC	5,541	1,839,637
Sanofi	18,821	1,870,309
Zoetis, Inc.	11,010	2,009,875
		$ 13,970,460
Professional Services — 1.6%
Recruit Holdings Co., Ltd.	26,791	$ 1,001,261

Global Income Builder Portfolio
July 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Professional Services (continued)
RELX PLC	61,295	$ 1,814,911
Verisk Analytics, Inc.	5,788	1,101,167
		$ 3,917,339
Semiconductors & Semiconductor Equipment — 2.9%
ASML Holding NV	5,128	$ 2,947,358
Infineon Technologies AG	47,793	1,310,698
Micron Technology, Inc.	24,254	1,500,352
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	16,006	1,416,211
		$ 7,174,619
Software — 4.4%
Adobe, Inc.(1)	3,611	$ 1,480,943
Dassault Systemes SE	25,680	1,101,458
Intuit, Inc.	3,124	1,425,075
Microsoft Corp.	24,297	6,821,140
		$ 10,828,616
Specialty Retail — 1.4%
Lowe's Cos., Inc.	9,071	$ 1,737,369
TJX Cos., Inc. (The)	28,068	1,716,639
		$ 3,454,008
Technology Hardware, Storage & Peripherals — 1.9%
Apple, Inc.	28,022	$ 4,553,855
		$ 4,553,855
Textiles, Apparel & Luxury Goods — 1.4%
adidas AG	11,310	$ 1,956,534
LVMH Moet Hennessy Louis Vuitton SE	2,261	1,569,934
		$ 3,526,468
Trading Companies & Distributors — 0.5%
Ashtead Group PLC	21,543	$ 1,212,649
		$ 1,212,649
Wireless Telecommunication Services — 0.7%
Vodafone Group PLC	1,242,622	$ 1,831,199
		$ 1,831,199
Total Common Stocks (identified cost $103,289,814)		$146,870,644

Convertible Bonds — 0.1%
Security	Principal Amount (000's omitted)	Value
Leisure Products — 0.1%
Peloton Interactive, Inc., 0.00%, 2/15/26	$310	$ 205,372
		$ 205,372
Software — 0.0%(2)
1Life Healthcare, Inc., 3.00%, 6/15/25	$81	$ 79,259
		$ 79,259
Total Convertible Bonds (identified cost $341,805)		$ 284,631

Convertible Preferred Stocks — 0.1%
Security	Shares	Value
Health Care Equipment & Supplies — 0.1%
Becton Dickinson and Co., Series B, 6.00%	3,268	$ 163,400
		$ 163,400
Software — 0.0%(2)
Riverbed Technology, Inc., Series A, 6.50%, (1.50% cash, 5.00% PIK)(1)(3)	2,480	$ 13,639
		$ 13,639
Total Convertible Preferred Stocks (identified cost $244,405)		$ 177,039

Corporate Bonds — 35.2%
Security	Principal Amount (000's omitted)*	Value
Aerospace & Defense — 0.8%
Moog, Inc., 4.25%, 12/15/27(4)	170	$ 158,897
Rolls-Royce PLC, 5.75%, 10/15/27(4)	492	465,870
TransDigm UK Holdings PLC, 6.875%, 5/15/26	200	199,813
TransDigm, Inc.:
4.625%, 1/15/29	185	166,716
5.50%, 11/15/27	106	100,234
6.25%, 3/15/26(4)	419	421,730
7.50%, 3/15/27	327	332,821
		$ 1,846,081

Global Income Builder Portfolio
July 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)*		Value
Airlines — 0.4%
Air Canada, 3.875%, 8/15/26(4)		101	$ 93,169
Air France-KLM, 1.875%, 1/16/25(5)	EUR	400	364,467
American Airlines, Inc./AAdvantage Loyalty IP, Ltd.:
5.50%, 4/20/26(4)		314	309,249
5.75%, 4/20/29(4)		144	138,074
United Airlines, Inc., 4.625%, 4/15/29(4)		193	178,061
			$ 1,083,020
Auto Components — 0.6%
Clarios Global, L.P./Clarios US Finance Co.:
4.375%, 5/15/26(5)	EUR	681	$ 647,629
8.50%, 5/15/27(4)	EUR	194	196,029
IHO Verwaltungs GmbH, 6.375%, (6.375% cash or 7.125% PIK), 5/15/29(4)(6)		200	173,555
Real Hero Merger Sub 2, Inc., 6.25%, 2/1/29(4)		54	43,872
TI Automotive Finance PLC, 3.75%, 4/15/29(5)	EUR	200	161,192
Wheel Pros, Inc., 6.50%, 5/15/29(4)		213	154,989
			$ 1,377,266
Automobiles — 0.7%
Allison Transmission, Inc., 3.75%, 1/30/31(4)		54	$ 46,710
Ford Motor Co.:
3.25%, 2/12/32		364	304,482
4.75%, 1/15/43		197	162,644
9.625%, 4/22/30		26	31,107
Ford Motor Credit Co., LLC:
3.087%, 1/9/23		231	230,156
3.37%, 11/17/23		200	196,220
4.125%, 8/17/27		555	527,930
5.125%, 6/16/25		200	199,703
			$ 1,698,952
Automotives — 0.3%
Goodyear Tire & Rubber Co. (The):
5.00%, 7/15/29		336	$ 307,221
5.25%, 7/15/31		270	235,177
Jaguar Land Rover Automotive PLC, 2.20%, 1/15/24(5)	EUR	100	95,633
			$ 638,031
Banks — 1.7%
Banco Mercantil del Norte S.A./Grand Cayman, 7.625% to 1/10/28(4)(7)(8)		200	$ 188,298
Bank of America Corp., Series TT, 6.125% to 4/27/27(7)(8)		95	95,713
Citigroup, Inc., Series M, 6.30% to 5/15/24(7)(8)		200	193,986
Security	Principal Amount (000's omitted)*		Value
Banks (continued)
Credit Suisse Group AG:
7.50% to 7/17/23(4)(7)(8)		208	$ 193,814
9.75% to 6/23/27(4)(7)(8)		200	212,900
Farm Credit Bank of Texas, Series 3, 6.20% to 6/15/28(4)(7)(8)		220	206,194
HSBC Holdings PLC, 4.60% to 12/17/30(7)(8)		200	167,460
Huntington Bancshares, Inc., Series F, 5.625% to 7/15/30(7)(8)		125	124,375
JPMorgan Chase & Co.:
Series KK, 3.65% to 6/1/26(7)(8)		251	230,343
Series S, 6.75% to 2/1/24(7)(8)		215	221,047
Series X, 6.10% to 10/1/24(7)(8)		129	129,158
Lloyds Banking Group PLC, 7.50% to 9/27/25(7)(8)		200	203,000
Natwest Group PLC, 4.60% to 6/28/31(7)(8)		200	158,262
Societe Generale S.A., 5.375% to 11/18/30(4)(7)(8)		200	168,323
Standard Chartered PLC, 4.75% to 1/14/31(4)(7)(8)		229	183,969
SVB Financial Group:
4.10% to 2/15/31(7)(8)		311	243,420
Series C, 4.00% to 5/15/26(7)(8)		58	47,090
Truist Financial Corp., Series Q, 5.10% to 3/1/30(7)(8)		77	74,036
UniCredit SpA, 7.296% to 4/2/29, 4/2/34(4)(8)		200	185,579
Vivion Investments S.a.r.l., 3.00%, 8/8/24(5)	EUR	800	749,980
Wells Fargo & Co., Series BB, 3.90% to 3/15/26(7)(8)		55	50,978
Zions Bancorp NA, 5.80% to 6/15/23(7)(8)		268	257,846
			$ 4,285,771
Biotechnology — 0.4%
Grifols Escrow Issuer S.A.:
3.875%, 10/15/28(5)	EUR	925	$ 825,912
4.75%, 10/15/28(4)	EUR	231	205,059
			$ 1,030,971
Building Products — 1.2%
Builders FirstSource, Inc.:
4.25%, 2/1/32(4)		204	$ 175,081
5.00%, 3/1/30(4)		90	83,497
Empire Communities Corp., 7.00%, 12/15/25(4)		255	223,111
HT Troplast GmbH, 9.25%, 7/15/25(5)	EUR	650	594,683
Oscar AcquisitionCo, LLC/Oscar Finance, Inc., 9.50%, 4/15/30(4)		85	69,525
Standard Industries, Inc.:
2.25%, 11/21/26(5)	EUR	400	343,275
4.375%, 7/15/30(4)		275	240,609
5.00%, 2/15/27(4)		78	74,927
Taylor Morrison Communities, Inc., 5.75%, 1/15/28(4)		196	189,811

Global Income Builder Portfolio
July 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)*		Value
Building Products (continued)
Victoria PLC, 3.625%, 8/24/26(5)	EUR	806	$ 708,609
WASH Multifamily Acquisition, Inc., 5.75%, 4/15/26(4)		346	345,536
			$ 3,048,664
Capital Markets — 0.2%
AerCap Holdings NV, 5.875% to 10/10/24, 10/10/79(8)		150	$ 133,344
Charles Schwab Corp. (The), Series I, 4.00% to 6/1/26(7)(8)		259	235,851
UBS Group AG, 4.375% to 2/10/31(4)(7)(8)		200	161,250
			$ 530,445
Casino & Gaming — 0.3%
Cinemark USA, Inc.:
5.875%, 3/15/26(4)		67	$ 64,395
8.75%, 5/1/25(4)		48	50,188
Peninsula Pacific Entertainment, LLC/Peninsula Pacific Entertainment Finance, Inc., 8.50%, 11/15/27(4)		393	426,147
Speedway Motorsports, LLC/Speedway Funding II, Inc., 4.875%, 11/1/27(4)		250	227,079
			$ 767,809
Chemicals — 0.5%
ASP Unifrax Holdings, Inc., 5.25%, 9/30/28(4)		88	$ 74,088
Avient Corp., 7.125%, 8/1/30(4)		102	105,273
Herens Holdco S.a.r.l., 4.75%, 5/15/28(4)		201	168,771
Herens Midco S.a.r.l., 5.25%, 5/15/29(5)	EUR	121	87,440
NOVA Chemicals Corp.:
4.25%, 5/15/29(4)		203	176,629
4.875%, 6/1/24(4)		56	54,909
Nufarm Australia, Ltd./Nufarm Americas, Inc., 5.00%, 1/27/30(4)		172	146,466
SGL Carbon SE, 4.625%, 9/30/24(5)	EUR	100	96,481
Valvoline, Inc.:
3.625%, 6/15/31(4)		128	106,319
4.25%, 2/15/30(4)		140	127,217
			$ 1,143,593
Commercial Services & Supplies — 1.7%
Adtalem Global Education, Inc., 5.50%, 3/1/28(4)		182	$ 170,797
Clean Harbors, Inc.:
4.875%, 7/15/27(4)		101	100,434
5.125%, 7/15/29(4)		61	59,260
EC Finance PLC, 3.00%, 10/15/26(5)	EUR	274	258,753
Gartner, Inc.:
3.75%, 10/1/30(4)		187	172,176
Security	Principal Amount (000's omitted)*		Value
Commercial Services & Supplies (continued)
Gartner, Inc.: (continued)
4.50%, 7/1/28(4)		151	$ 145,663
GFL Environmental, Inc.:
3.50%, 9/1/28(4)		265	240,290
3.75%, 8/1/25(4)		130	126,330
4.75%, 6/15/29(4)		343	315,977
HealthEquity, Inc., 4.50%, 10/1/29(4)		153	142,686
Hertz Corp. (The):
4.625%, 12/1/26(4)		29	25,859
5.00%, 12/1/29(4)		230	197,165
Korn Ferry, 4.625%, 12/15/27(4)		233	219,463
Madison IAQ, LLC, 5.875%, 6/30/29(4)		323	252,978
Metis Merger Sub, LLC, 6.50%, 5/15/29(4)		105	89,562
MoneyGram International, Inc., 5.375%, 8/1/26(4)		249	245,541
NESCO Holdings II, Inc., 5.50%, 4/15/29(4)		206	179,177
Paprec Holding S.A., 3.50%, 7/1/28(5)	EUR	352	300,217
PROG Holdings, Inc., 6.00%, 11/15/29(4)		139	114,415
Team Health Holdings, Inc., 6.375%, 2/1/25(4)		235	160,797
Terminix Co., LLC (The), 7.45%, 8/15/27		536	624,840
Tervita Corp., 11.00%, 12/1/25(4)		123	133,921
			$ 4,276,301
Construction & Engineering — 0.1%
TopBuild Corp., 4.125%, 2/15/32(4)		263	$ 229,159
			$ 229,159
Construction Materials — 0.2%
SRM Escrow Issuer, LLC, 6.00%, 11/1/28(4)		641	$ 596,245
			$ 596,245
Consumer Finance — 0.3%
CPUK Finance, Ltd., 4.875%, 2/28/47(5)	GBP	278	$ 316,642
PRA Group, Inc.:
5.00%, 10/1/29(4)	EUR	115	99,204
7.375%, 9/1/25(4)	EUR	261	258,796
			$ 674,642
Containers & Packaging — 0.6%
Ardagh Metal Packaging Finance USA, LLC/Ardagh Metal Packaging Finance PLC, 3.00%, 9/1/29(5)	EUR	200	$ 168,532
Canpack S.A./Canpack US, LLC, 3.875%, 11/15/29(4)	EUR	312	257,700
Kleopatra Finco S.a.r.l., 4.25%, 3/1/26(5)	EUR	479	420,411
LABL, Inc., 5.875%, 11/1/28(4)		66	60,431
Mauser Packaging Solutions Holding Co., 7.25%, 4/15/25(4)		82	75,421

Global Income Builder Portfolio
July 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)*		Value
Containers & Packaging (continued)
Schoeller Packaging B.V., 6.375%, 11/1/24(5)		450	$ 368,256
Verallia S.A., 1.875%, 11/10/31(5)	EUR	100	80,872
			$ 1,431,623
Cosmetics/Personal Care — 0.1%
Edgewell Personal Care Co.:
4.125%, 4/1/29(4)		74	$ 66,523
5.50%, 6/1/28(4)		180	176,782
			$ 243,305
Distributors — 0.5%
BCPE Empire Holdings, Inc., 7.625%, 5/1/27(4)		451	$ 394,603
Parts Europe S.A., 4.047%, (3 mo. EURIBOR + 4.00%), 7/20/27(5)(9)	EUR	350	342,067
Performance Food Group, Inc.:
4.25%, 8/1/29(4)		315	280,350
5.50%, 10/15/27(4)		169	166,923
			$ 1,183,943
Diversified Consumer Services — 0.3%
GEMS MENASA Cayman, Ltd./GEMS Education Delaware, LLC, 7.125%, 7/31/26(5)		750	$ 705,799
			$ 705,799
Diversified Financial Services — 1.7%
Allied Universal Holdco, LLC/Allied Universal Finance Corp.:
6.625%, 7/15/26(4)		485	$ 470,506
9.75%, 7/15/27(4)		203	186,398
Ally Financial, Inc., Series B, 4.70% to 5/15/26(7)(8)		270	228,373
Alpha Holding S.A. de CV, 9.00%, 2/10/25(4)(10)		200	12,500
American AgCredit Corp., Series QIB, 5.25% to 6/15/26(4)(7)(8)		250	229,687
Bread Financial Holdings, Inc., 4.75%, 12/15/24(4)		194	180,297
Encore Capital Group, Inc.:
4.25%, (3 mo. EURIBOR + 4.25%), 1/15/28(5)(9)	EUR	479	458,670
5.375%, 2/15/26(5)	GBP	180	206,689
Icahn Enterprises, L.P./Icahn Enterprises Finance Corp.:
6.25%, 5/15/26		99	98,561
6.375%, 12/15/25		120	119,872
Jane Street Group/JSG Finance, Inc., 4.50%, 11/15/29(4)		305	281,802
Jefferson Capital Holdings, LLC, 6.00%, 8/15/26(4)		343	304,282
Louvre Bidco S.A.S., 6.50%, 9/30/24(5)	EUR	310	303,345
Oxford Finance, LLC/Oxford Finance Co-Issuer II, Inc., 6.375%, 2/1/27(4)		160	154,105
Security	Principal Amount (000's omitted)*		Value
Diversified Financial Services (continued)
Rocket Mortgage, LLC/Rocket Mortgage Co.-Issuer, Inc.:
2.875%, 10/15/26(4)		156	$ 138,166
3.625%, 3/1/29(4)		133	113,883
4.00%, 10/15/33(4)		30	24,309
Sherwood Financing PLC, 6.00%, 11/15/26(5)	GBP	420	413,720
VistaJet Malta Finance PLC/XO Management Holding, Inc., 6.375%, 2/1/30(4)		256	223,426
			$ 4,148,591
Diversified Telecommunication Services — 0.4%
Level 3 Financing, Inc.:
4.25%, 7/1/28(4)		324	$ 283,480
5.25%, 3/15/26		90	89,202
Lorca Telecom Bondco S.A., 4.00%, 9/18/27(5)	EUR	650	609,183
			$ 981,865
Electric Utilities — 1.3%
Dominion Energy, Inc., Series C, 4.35% to 1/15/27(7)(8)		93	$ 85,094
Enviva Partners, L.P./Enviva Partners Finance Corp., 6.50%, 1/15/26(4)		353	350,483
FirstEnergy Corp.:
2.65%, 3/1/30		53	46,719
Series B, 4.40% to 1/15/23, 7/15/27(11)		257	252,261
Imola Merger Corp., 4.75%, 5/15/29(4)		370	346,777
NextEra Energy Operating Partners, L.P.:
4.25%, 9/15/24(4)		9	8,843
4.50%, 9/15/27(4)		205	202,950
NRG Energy, Inc.:
3.375%, 2/15/29(4)		106	91,563
3.625%, 2/15/31(4)		177	148,488
3.875%, 2/15/32(4)		195	167,111
5.25%, 6/15/29(4)		122	114,534
Pattern Energy Operations, L.P./Pattern Energy Operations, Inc., 4.50%, 8/15/28(4)		199	184,923
Sempra Energy, 4.125% to 1/1/27, 4/1/52(8)		167	141,368
Southern California Edison Co., Series E, 6.981%, (3 mo. USD LIBOR + 4.199%), 9/12/22(9)		101	93,190
Southern Co. (The):
Series 21-A, 3.75% to 6/15/26, 9/15/51(8)		120	106,067
Series B, 4.00% to 10/15/25, 1/15/51(8)		56	52,295
Series B, 5.459%, (3 mo. USD LIBOR + 3.63%), 3/15/57(9)		192	191,328
TerraForm Power Operating, LLC, 5.00%, 1/31/28(4)		237	228,089
Vistra Operations Co., LLC:
4.375%, 5/1/29(4)		173	161,207

Global Income Builder Portfolio
July 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)*		Value
Electric Utilities (continued)
Vistra Operations Co., LLC: (continued)
5.00%, 7/31/27(4)		232	$ 228,810
			$ 3,202,100
Electronic Equipment, Instruments & Components — 0.1%
II-VI, Inc., 5.00%, 12/15/29(4)		138	$ 131,628
Sensata Technologies B.V., 5.00%, 10/1/25(4)		57	57,362
WESCO Distribution, Inc., 7.25%, 6/15/28(4)		153	158,706
			$ 347,696
Entertainment — 0.9%
Caesars Entertainment, Inc.:
6.25%, 7/1/25(4)		417	$ 416,472
8.125%, 7/1/27(4)		56	56,079
CDI Escrow Issuer, Inc., 5.75%, 4/1/30(4)		233	228,056
Cinemark USA, Inc., 5.25%, 7/15/28(4)		206	183,995
Gamma Bidco SpA, 6.25%, 7/15/25(5)	EUR	200	198,278
Jacobs Entertainment, Inc., 6.75%, 2/15/29(4)		278	231,247
LHMC Finco 2 S.a.r.l., 7.25%, (7.25% cash or 8.00% PIK), 10/2/25(5)(6)	EUR	742	652,269
Scientific Games International, Inc., 7.00%, 5/15/28(4)		216	220,019
SeaWorld Parks & Entertainment, Inc., 5.25%, 8/15/29(4)		65	58,361
			$ 2,244,776
Equity Real Estate Investment Trusts (REITs) — 0.2%
Brookfield Property REIT, Inc./BPR Cumulus, LLC/BPR Nimbus, LLC/GGSI Sellco, LLC, 4.50%, 4/1/27(4)		307	$ 268,530
HAT Holdings I, LLC/HAT Holdings II, LLC, 3.375%, 6/15/26(4)		200	176,440
			$ 444,970
Food Products — 0.6%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons, L.P./Albertsons, LLC:
4.875%, 2/15/30(4)		138	$ 126,584
5.875%, 2/15/28(4)		181	175,865
Darling Ingredients, Inc., 6.00%, 6/15/30(4)		87	90,094
Kraft Heinz Foods Co.:
4.375%, 6/1/46		44	38,748
5.50%, 6/1/50		34	34,738
Land O' Lakes, Inc., 8.00%(4)(7)		235	238,486
Nomad Foods Bondco PLC, 2.50%, 6/24/28(5)	EUR	571	489,511
Pilgrim's Pride Corp., 3.50%, 3/1/32(4)		316	267,518
			$ 1,461,544
Security	Principal Amount (000's omitted)*	Value
Gas Utilities — 0.1%
NiSource, Inc., 5.65% to 6/15/23(7)(8)	280	$ 256,570
		$ 256,570
Health Care Equipment & Supplies — 1.5%
Centene Corp.:
2.50%, 3/1/31	311	$ 267,266
3.00%, 10/15/30	377	336,951
3.375%, 2/15/30	308	280,313
4.625%, 12/15/29	319	315,145
Compass Minerals International, Inc., 6.75%, 12/1/27(4)	399	384,093
LifePoint Health, Inc., 5.375%, 1/15/29(4)	110	85,143
Medline Borrower, L.P., 5.25%, 10/1/29(4)	504	456,080
ModivCare Escrow Issuer, Inc., 5.00%, 10/1/29(4)	101	92,538
Molina Healthcare, Inc.:
3.875%, 11/15/30(4)	245	226,642
3.875%, 5/15/32(4)	189	173,880
Tenet Healthcare Corp.:
4.375%, 1/15/30(4)	102	94,964
6.125%, 10/1/28(4)	289	282,112
6.875%, 11/15/31	133	128,509
US Acute Care Solutions, LLC, 6.375%, 3/1/26(4)	400	373,134
Varex Imaging Corp., 7.875%, 10/15/27(4)	219	218,704
		$ 3,715,474
Health Care Providers & Services — 0.5%
HCA, Inc.:
5.375%, 9/1/26	270	$ 278,853
5.625%, 9/1/28	245	254,404
Legacy LifePoint Health, LLC, 4.375%, 2/15/27(4)	173	153,839
ModivCare, Inc., 5.875%, 11/15/25(4)	182	177,743
Tenet Healthcare Corp.:
4.625%, 9/1/24(4)	49	48,531
4.875%, 1/1/26(4)	290	285,998
5.125%, 11/1/27(4)	138	136,267
		$ 1,335,635
Healthcare-Products — 0.1%
Avantor Funding, Inc., 3.875%, 7/15/28(5)	150	$ 142,935
		$ 142,935
Home Builders — 0.0%(2)
MDC Holdings, Inc., 3.966%, 8/6/61	2	$ 1,198
		$ 1,198

Global Income Builder Portfolio
July 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)*		Value
Hotels, Restaurants & Leisure — 0.3%
1011778 B.C. Unlimited Liability Company/New Red Finance, Inc.:
3.875%, 1/15/28(4)		286	$ 264,925
4.375%, 1/15/28(4)		182	168,970
5.75%, 4/15/25(4)		66	66,909
Lithia Motors, Inc., 4.625%, 12/15/27(4)		91	86,759
MGM Resorts International, 4.75%, 10/15/28		184	166,986
			$ 754,549
Household Products — 0.2%
Central Garden & Pet Co., 4.125%, 10/15/30		55	$ 47,752
Spectrum Brands, Inc., 5.50%, 7/15/30(4)		56	50,531
Tempur Sealy International, Inc., 3.875%, 10/15/31(4)		397	322,562
			$ 420,845
Housewares — 0.2%
ProGroup AG, 3.00%, 3/31/26(5)		460	$ 407,787
			$ 407,787
Independent Power and Renewable Electricity Producers — 0.2%
Algonquin Power & Utilities Corp., 4.75% to 1/18/27, 1/18/82(8)		113	$ 99,926
Calpine Corp.:
5.125%, 3/15/28(4)		273	257,465
5.25%, 6/1/26(4)		50	50,501
NRG Energy, Inc., 5.75%, 1/15/28		210	202,884
			$ 610,776
Industrial Conglomerates — 0.2%
Brundage-Bone Concrete Pumping Holdings, Inc., 6.00%, 2/1/26(4)		162	$ 145,507
Gatwick Airport Finance PLC, 4.375%, 4/7/26(5)	GBP	245	255,558
Paprec Holding S.A., 4.00%, 3/31/25(5)	EUR	115	110,777
			$ 511,842
Insurance — 0.6%
Alliant Holdings Intermediate, LLC/Alliant Holdings Co-Issuer, 6.75%, 10/15/27(4)		458	$ 435,778
Galaxy Finco, Ltd., 9.25%, 7/31/27(5)	GBP	525	583,255
Liberty Mutual Group, Inc., 4.125% to 9/15/26, 12/15/51(4)(8)		115	95,791
Prudential Financial, Inc., 5.125% to 11/28/31, 3/1/52(8)		60	57,428
QBE Insurance Group, Ltd., 5.875% to 5/12/25(4)(7)(8)		222	216,672
			$ 1,388,924
Security	Principal Amount (000's omitted)*	Value
Internet & Direct Marketing Retail — 0.0%(2)
Match Group Holdings II, LLC, 3.625%, 10/1/31(4)	83	$ 71,018
		$ 71,018
Leisure Products — 0.7%
Carnival Corp.:
5.75%, 3/1/27(4)	207	$ 166,506
7.625%, 3/1/26(4)	87	75,076
Life Time, Inc.:
5.75%, 1/15/26(4)	199	187,311
8.00%, 4/15/26(4)	306	289,214
Lindblad Expeditions, LLC, 6.75%, 2/15/27(4)	154	141,668
NCL Corp., Ltd.:
5.875%, 3/15/26(4)	106	86,751
5.875%, 2/15/27(4)	67	61,741
7.75%, 2/15/29(4)	56	45,025
NCL Finance, Ltd., 6.125%, 3/15/28(4)	55	42,659
Sabre GLBL, Inc., 9.25%, 4/15/25(4)	259	263,835
Viking Cruises, Ltd.:
5.875%, 9/15/27(4)	399	325,756
7.00%, 2/15/29(4)	104	84,249
Viking Ocean Cruises Ship VII, Ltd., 5.625%, 2/15/29(4)	66	57,088
		$ 1,826,879
Life Sciences Tools & Services — 0.1%
W.R. Grace Holdings, LLC, 4.875%, 6/15/27(4)	245	$ 234,894
		$ 234,894
Machinery — 0.1%
IMA Industria Macchine Automatiche SpA, 3.75%, 1/15/28(5)	$381	$ 319,737
		$ 319,737
Media — 1.9%
Altice France S.A., 8.125%, 2/1/27(4)	458	$ 452,902
Audacy Capital Corp., 6.75%, 3/31/29(4)	261	126,546
Beasley Mezzanine Holdings, LLC, 8.625%, 2/1/26(4)	308	234,109
CCO Holdings, LLC/CCO Holdings Capital Corp.:
4.25%, 2/1/31(4)	338	293,714
4.50%, 8/15/30(4)	343	305,490
4.75%, 3/1/30(4)	322	293,469
4.75%, 2/1/32(4)	139	123,088
5.375%, 6/1/29(4)	110	105,022
CMG Media Corp., 8.875%, 12/15/27(4)	178	142,888

Global Income Builder Portfolio
July 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)*		Value
Media (continued)
CSC Holdings, LLC, 7.50%, 4/1/28(4)		200	$ 184,138
LCPR Senior Secured Financing DAC, 5.125%, 7/15/29(4)		205	180,323
McGraw-Hill Education, Inc.:
5.75%, 8/1/28(4)		84	75,537
8.00%, 8/1/29(4)		322	271,233
National CineMedia, LLC:
5.75%, 8/15/26		189	97,214
5.875%, 4/15/28(4)		245	177,647
Outfront Media Capital, LLC/Outfront Media Capital Corp.:
4.625%, 3/15/30(4)		54	45,691
6.25%, 6/15/25(4)		137	135,799
Sirius XM Radio, Inc.:
3.125%, 9/1/26(4)		125	118,145
3.875%, 9/1/31(4)		126	109,773
5.00%, 8/1/27(4)		218	216,603
Summer (BC) Holdco A S.a.r.l., 9.25%, 10/31/27(5)	EUR	129	115,715
Summer (BC) Holdco B S.a.r.l., 5.75%, 10/31/26(5)	EUR	400	381,371
Townsquare Media, Inc., 6.875%, 2/1/26(4)		141	129,636
Univision Communications, Inc., 7.375%, 6/30/30(4)		48	48,663
UPCB Finance VII, Ltd., 3.625%, 6/15/29(5)	EUR	116	104,337
Virgin Media Vendor Financing Notes III DAC, 4.875%, 7/15/28(5)	GBP	100	106,473
			$ 4,575,526
Metals & Mining — 1.8%
Allegheny Ludlum, LLC, 6.95%, 12/15/25		598	$ 598,365
Arconic Corp., 6.125%, 2/15/28(4)		101	101,200
BWX Technologies, Inc.:
4.125%, 6/30/28(4)		159	150,887
4.125%, 4/15/29(4)		118	110,963
Centennial Resource Production, LLC, 5.375%, 1/15/26(4)		225	206,436
Cleveland-Cliffs, Inc., 6.75%, 3/15/26(4)		460	474,380
Eldorado Gold Corp., 6.25%, 9/1/29(4)		251	200,919
Freeport-McMoRan, Inc., 5.45%, 3/15/43		267	250,633
Hudbay Minerals, Inc.:
4.50%, 4/1/26(4)		204	169,294
6.125%, 4/1/29(4)		96	74,886
Infrabuild Australia Pty, Ltd., 12.00%, 10/1/24(4)		1,024	963,932
New Gold, Inc., 7.50%, 7/15/27(4)		491	386,687
Novelis Corp., 3.25%, 11/15/26(4)		89	82,962
Novelis Sheet Ingot GmbH, 3.375%, 4/15/29(5)	EUR	200	171,930
Roller Bearing Co. of America, Inc., 4.375%, 10/15/29(4)		253	229,673
TMS International Corp., 6.25%, 4/15/29(4)		196	131,130
			$ 4,304,277
Security	Principal Amount (000's omitted)*	Value
Multi-Utilities — 0.1%
Centerpoint Energy, Inc., Series A, 6.125% to 9/1/23(7)(8)	345	$ 311,570
		$ 311,570
Oil, Gas & Consumable Fuels — 2.5%
Aethon United BR, L.P./Aethon United Finance Corp., 8.25%, 2/15/26(4)	555	$ 574,317
Colgate Energy Partners III, LLC:
5.875%, 7/1/29(4)	260	238,427
7.75%, 2/15/26(4)	190	186,652
CrownRock, L.P./CrownRock Finance, Inc., 5.00%, 5/1/29(4)	173	160,942
CVR Energy, Inc., 5.75%, 2/15/28(4)	439	398,096
DCP Midstream, L.P., Series A, 7.375% to 12/15/22(7)(8)	370	336,731
EnLink Midstream Partners, L.P., Series C, 6.00% to 12/15/22(7)(8)	193	134,657
EQT Corp.:
5.00%, 1/15/29	53	52,470
6.125%, 2/1/25	69	71,934
7.00%, 2/1/30	102	111,805
Nabors Industries, Ltd.:
7.50%, 1/15/28(4)	118	102,949
9.00%, 2/1/25(4)	151	151,566
Neptune Energy Bondco PLC, 6.625%, 5/15/25(4)	200	193,542
Occidental Petroleum Corp.:
6.20%, 3/15/40	81	83,068
6.375%, 9/1/28	93	99,812
6.45%, 9/15/36	93	103,545
6.625%, 9/1/30	254	282,098
Odebrecht Oil & Gas Finance, Ltd., 0.00%(4)(7)	862	4,525
Parkland Corp.:
4.50%, 10/1/29(4)	110	96,815
4.625%, 5/1/30(4)	202	181,197
Plains All American Pipeline, L.P., Series B, 6.125% to 11/15/22(7)(8)	435	334,440
Precision Drilling Corp.:
6.875%, 1/15/29(4)	152	136,552
7.125%, 1/15/26(4)	99	92,011
Shelf Drilling Holdings, Ltd.:
8.25%, 2/15/25(4)	245	191,725
8.875%, 11/15/24(4)	71	70,122
Southwestern Energy Co., 4.75%, 2/1/32	194	181,142
Sunoco, L.P./Sunoco Finance Corp.:
4.50%, 5/15/29	209	188,545
4.50%, 4/30/30	226	198,496
Tap Rock Resources, LLC, 7.00%, 10/1/26(4)	292	276,232

Global Income Builder Portfolio
July 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)*		Value
Oil, Gas & Consumable Fuels (continued)
Targa Resources Partners, L.P./Targa Resources Partners Finance Corp.:
4.00%, 1/15/32		169	$ 151,042
4.875%, 2/1/31		37	34,829
5.50%, 3/1/30		36	35,627
Teleflex, Inc., 4.25%, 6/1/28(4)		67	63,257
Transocean Poseidon, Ltd., 6.875%, 2/1/27(4)		170	156,131
Wintershall Dea Finance 2 B.V., 2.499% to 4/20/26(5)(7)(8)	EUR	500	417,283
			$ 6,092,582
Paper and Forest Products — 0.0%(2)
Glatfelter Corp., 4.75%, 11/15/29(4)		31	$ 21,194
			$ 21,194
Pharmaceuticals — 1.1%
AdaptHealth, LLC:
4.625%, 8/1/29(4)		65	$ 58,257
5.125%, 3/1/30(4)		133	122,196
6.125%, 8/1/28(4)		310	293,800
BellRing Brands, Inc., 7.00%, 3/15/30(4)		336	325,465
Endo DAC/Endo Finance, LLC/Endo Finco, Inc., 5.875%, 10/15/24(4)		200	163,000
Endo Luxembourg Finance Co. I S.a.r.l./Endo US, Inc., 6.125%, 4/1/29(4)		247	198,890
Herbalife Nutrition, Ltd./HLF Financing, Inc., 7.875%, 9/1/25(4)		420	394,915
Nidda Healthcare Holding GmbH, 3.50%, 9/30/24(5)	EUR	625	595,456
Option Care Health, Inc., 4.375%, 10/31/29(4)		97	88,631
Perrigo Finance Unlimited Co., 4.40% to 12/15/22, 6/15/30(11)		400	367,962
			$ 2,608,572
Pipelines — 1.1%
Antero Midstream Partners, L.P./Antero Midstream Finance Corp.:
5.75%, 3/1/27(4)		102	$ 101,678
7.875%, 5/15/26(4)		109	114,218
Cheniere Energy Partners, L.P., 4.00%, 3/1/31		519	483,041
Cheniere Energy, Inc., 4.625%, 10/15/28		239	233,013
DT Midstream, Inc., 4.125%, 6/15/29(4)		172	159,608
Energy Transfer, L.P., Series B, 6.625% to 2/15/28(7)(8)		147	112,308
EQM Midstream Partners, L.P.:
4.50%, 1/15/29(4)		364	326,579
6.00%, 7/1/25(4)		43	42,733
6.50%, 7/1/27(4)		116	116,537
7.50%, 6/1/30(4)		126	129,853
Security	Principal Amount (000's omitted)*		Value
Pipelines (continued)
Kinetik Holdings, L.P., 5.875%, 6/15/30(4)		181	$ 184,139
New Fortress Energy, Inc., 6.50%, 9/30/26(4)		382	362,327
Venture Global Calcasieu Pass, LLC, 3.875%, 8/15/29(4)		146	135,066
Western Midstream Operating, L.P.:
4.30%, 2/1/30		207	194,049
4.50%, 3/1/28		27	26,096
4.75%, 8/15/28		24	23,489
			$ 2,744,734
Real Estate Investment Trusts (REITs) — 0.7%
ADLER Group S.A., 2.75%, 11/13/26(5)	EUR	200	$ 111,316
Aedas Homes Opco SLU, 4.00%, 8/15/26(5)	EUR	287	256,331
HAT Holdings I, LLC/HAT Holdings II, LLC:
3.75%, 9/15/30(4)		151	115,831
6.00%, 4/15/25(4)		127	124,146
Heimstaden Bostad AB, 3.00% to 10/29/27(5)(7)(8)	EUR	415	299,896
VICI Properties, L.P./VICI Note Co., Inc.:
3.75%, 2/15/27(4)		27	24,769
4.125%, 8/15/30(4)		198	181,209
4.25%, 12/1/26(4)		300	282,429
4.50%, 9/1/26(4)		100	95,613
4.625%, 12/1/29(4)		66	62,951
5.625%, 5/1/24(4)		200	200,341
			$ 1,754,832
Semiconductors & Semiconductor Equipment — 0.1%
ON Semiconductor Corp., 3.875%, 9/1/28(4)		258	$ 239,249
			$ 239,249
Software — 0.5%
Black Knight InfoServ, LLC, 3.625%, 9/1/28(4)		152	$ 140,980
Fair Isaac Corp., 4.00%, 6/15/28(4)		165	154,283
Minerva Merger Sub, Inc., 6.50%, 2/15/30(4)		306	277,312
Open Text Corp., 3.875%, 2/15/28(4)		37	34,128
Open Text Holdings, Inc., 4.125%, 2/15/30(4)		37	34,278
Playtika Holding Corp., 4.25%, 3/15/29(4)		248	222,765
SS&C Technologies, Inc., 5.50%, 9/30/27(4)		296	292,331
			$ 1,156,077
Specialty Retail — 2.3%
Arko Corp., 5.125%, 11/15/29(4)		371	$ 312,156
Asbury Automotive Group, Inc.:
4.625%, 11/15/29(4)		27	23,895
4.75%, 3/1/30		228	199,106

Global Income Builder Portfolio
July 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)*		Value
Specialty Retail (continued)
Asbury Automotive Group, Inc.: (continued)
5.00%, 2/15/32(4)		28	$ 24,500
Bath & Body Works, Inc.:
6.625%, 10/1/30(4)		144	137,761
6.75%, 7/1/36		80	72,717
6.875%, 11/1/35		233	214,136
6.95%, 3/1/33		168	140,958
7.60%, 7/15/37		75	64,002
9.375%, 7/1/25(4)		31	32,442
Dave & Buster's, Inc., 7.625%, 11/1/25(4)		457	460,718
Dufry One B.V., 3.375%, 4/15/28(5)	EUR	479	421,635
eG Global Finance PLC, 6.25%, 10/30/25(5)	EUR	450	428,862
Fertitta Entertainment, LLC/Fertitta Entertainment Finance Co., Inc., 4.625%, 1/15/29(4)		100	93,494
Group 1 Automotive, Inc., 4.00%, 8/15/28(4)		203	181,884
IRB Holding Corp., 7.00%, 6/15/25(4)		98	100,351
Ken Garff Automotive, LLC, 4.875%, 9/15/28(4)		155	128,079
LCM Investments Holdings II, LLC, 4.875%, 5/1/29(4)		257	220,179
Lithia Motors, Inc., 3.875%, 6/1/29(4)		86	76,733
Midco GB SASU, 7.75% (7.75% cash or 8.50% PIK), 11/1/27(5)(6)	EUR	285	282,546
PetSmart, Inc./PetSmart Finance Corp.:
4.75%, 2/15/28(4)		250	237,889
7.75%, 2/15/29(4)		264	254,789
Punch Finance PLC, 6.125%, 6/30/26(5)	GBP	340	367,715
Sonic Automotive, Inc.:
4.625%, 11/15/29(4)		172	146,442
4.875%, 11/15/31(4)		143	116,767
SRS Distribution, Inc., 6.00%, 12/1/29(4)		141	122,293
Suburban Propane Partners, L.P./Suburban Energy Finance Corp., 5.00%, 6/1/31(4)		135	123,175
Superior Plus, L.P./Superior General Partner, Inc., 4.50%, 3/15/29(4)		254	234,034
Victoria's Secret & Co., 4.625%, 7/15/29(4)		261	216,467
Yum! Brands, Inc., 3.625%, 3/15/31		220	199,375
			$ 5,635,100
Technology Hardware, Storage & Peripherals — 0.5%
Almaviva-The Italian Innovation Co. SpA, 4.875%, 10/30/26(5)	EUR	305	$ 262,010
Booz Allen Hamilton, Inc.:
3.875%, 9/1/28(4)	EUR	410	389,431
4.00%, 7/1/29(4)	EUR	97	92,664
Presidio Holdings, Inc., 8.25%, 2/1/28(4)		158	149,294
Security	Principal Amount (000's omitted)*		Value
Technology Hardware, Storage & Peripherals (continued)
Science Applications International Corp., 4.875%, 4/1/28(4)		260	$ 247,711
Seagate HDD Cayman, 3.125%, 7/15/29		139	116,532
			$ 1,257,642
Telecommunications — 1.3%
Altice France Holding S.A., 10.50%, 5/15/27(4)		200	$ 189,482
Arqiva Broadcast Finance PLC, 6.75%, 9/30/23(5)	GBP	200	237,629
Ciena Corp., 4.00%, 1/31/30(4)		117	107,206
Connect Finco S.a.r.l./Connect US Finco, LLC, 6.75%, 10/1/26(4)		421	412,310
Sprint Capital Corp., 6.875%, 11/15/28		294	330,415
Sprint Corp., 7.875%, 9/15/23		375	389,297
Telecom Italia SpA:
1.625%, 1/18/29(5)	EUR	170	129,282
2.75%, 4/15/25(5)	EUR	140	136,393
T-Mobile USA, Inc.:
2.25%, 2/15/26		132	123,233
2.625%, 2/15/29		165	147,888
2.875%, 2/15/31		99	87,765
4.75%, 2/1/28		170	169,978
Viasat, Inc., 5.625%, 4/15/27(4)		61	57,622
Vodafone Group PLC:
2.625% to 5/27/26, 8/27/80(5)(8)	EUR	220	207,964
4.875% to 7/3/25, 10/3/78(5)(8)	GBP	215	245,329
Wp/ap Telecom Holdings III B.V., 5.50%, 1/15/30(5)	EUR	259	228,299
			$ 3,200,092
Transportation — 0.2%
Cargo Aircraft Management, Inc., 4.75%, 2/1/28(4)		249	$ 232,507
Seaspan Corp., 5.50%, 8/1/29(4)		213	167,231
			$ 399,738
Wireless Telecommunication Services — 0.2%
Altice France S.A., 5.50%, 10/15/29(4)		200	$ 172,250
Iliad Holding SASU, 6.50%, 10/15/26(4)		258	247,983
Sprint Corp., 7.625%, 3/1/26		157	171,418
			$ 591,651
Total Corporate Bonds (identified cost $97,614,623)			$ 86,515,061

Global Income Builder Portfolio
July 31, 2022
Portfolio of Investments (Unaudited) — continued

Exchange-Traded Funds — 0.0%(2)
Security	Shares	Value
Equity Funds — 0.0%(2)
Global X U.S. Preferred ETF	3,235	$ 72,464
iShares Preferred & Income Securities ETF	2,402	83,518
Total Exchange-Traded Funds (identified cost $167,497)		$ 155,982

Preferred Stocks — 1.2%
Security	Shares	Value
Banks — 0.2%
Farm Credit Bank of Texas, 6.75% to 9/15/23(4)(8)	1,115	$ 114,566
First Republic Bank:
Series M, 4.00%	6,280	115,301
Series N, 4.50%	2,083	42,347
JPMorgan Chase & Co., Series LL, 4.625%	4,150	89,184
Wells Fargo & Co., Series L, 7.50% (Convertible)	103	130,707
		$ 492,105
Capital Markets — 0.1%
Affiliated Managers Group, Inc., 4.75%	4,125	$ 86,460
Stifel Financial Corp., Series D, 4.50%	4,600	90,160
		$ 176,620
Electric Utilities — 0.2%
Brookfield BRP Holdings Canada, Inc., 4.625%	7,000	$ 129,080
SCE Trust III, Series H, 5.75% to 3/15/24(8)	4,946	109,059
SCE Trust IV, Series J, 5.375% to 9/15/25(8)	1,911	38,889
SCE Trust V, Series K, 5.45% to 3/15/26(8)	3,551	83,165
SCE Trust VI, 5.00%	357	7,122
		$ 367,315
Equity Real Estate Investment Trusts (REITs) — 0.1%
SITE Centers Corp., Series A, 6.375%	4,730	$ 121,987
		$ 121,987
Food Products — 0.0%(2)
Ocean Spray Cranberries, Inc., Series A, 6.25%(4)	540	$ 54,067
		$ 54,067
Insurance — 0.1%
American Equity Investment Life Holding Co., Series B, 6.625% to 9/1/25(8)	5,345	$ 137,313
Security	Shares	Value
Insurance (continued)
Arch Capital Group, Ltd., Series G, 4.55%	7,000	$ 142,100
		$ 279,413
Oil, Gas & Consumable Fuels — 0.1%
NuStar Energy, L.P., Series B, 7.673% (3 mo. USD LIBOR + 5.643%)(9)	15,478	$ 324,264
		$ 324,264
Pipelines — 0.1%
Energy Transfer, L.P.:
Series C, 7.375% to 5/15/23(8)	3,000	$ 68,130
Series E, 7.60% to 5/15/24(8)	4,970	117,789
		$ 185,919
Real Estate Management & Development — 0.1%
Brookfield Property Partners, L.P.:
Series A, 5.75%	6,545	$ 130,049
Series A2, 6.375%	8,191	174,714
		$ 304,763
Telecommunications — 0.1%
United States Cellular Corp., 5.50%	11,460	$ 239,514
		$ 239,514
Trading Companies & Distributors — 0.1%
WESCO International, Inc., Series A, 10.625% to 6/22/25(8)	12,788	$ 359,982
		$ 359,982
Total Preferred Stocks (identified cost $3,282,708)		$ 2,905,949

Senior Floating-Rate Loans — 1.3%(12)
Borrower/Description	Principal Amount (000's omitted)	Value
Airlines — 0.3%
Air Canada, Term Loan, 4.25%, (6 mo. USD LIBOR + 3.50%, Floor 0.75%), 8/11/28	$204	$ 196,860
Mileage Plus Holdings, LLC, Term Loan, 7.313%, (3 mo. USD LIBOR + 5.25%), 6/21/27	426	430,538
		$ 627,398

Global Income Builder Portfolio
July 31, 2022
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount (000's omitted)	Value
Health Care Technology — 0.1%
Verscend Holding Corp., Term Loan, 6.372%, (1 mo. USD LIBOR + 4.00%), 8/27/25	$247	$ 241,807
		$ 241,807
Hotels, Restaurants & Leisure — 0.1%
Spectacle Gary Holdings, LLC, Term Loan, 6.622%, (1 mo. USD LIBOR + 4.25%), 11/19/28	$212	$ 201,258
		$ 201,258
IT Services — 0.1%
Travelport Finance (Luxembourg) S.a.r.l., Term Loan, 11.00%, (3 mo. USD LIBOR + 8.75%), 3.75% cash, 7.25% PIK, 2/28/25	$227	$ 221,021
		$ 221,021
Leisure Products — 0.1%
Peloton Interactive, Inc.Term Loan, 8.346%, (SOFR + 6.50%), 5/25/27	$140	$ 133,583
		$ 133,583
Media — 0.0%(2)
Diamond Sports Group, LLC, Term Loan, 9.786%, (SOFR + 8.00%), 5/26/26	$57	$ 54,178
		$ 54,178
Pharmaceuticals — 0.2%
Jazz Financing Lux S.a.r.l., Term Loan, 5.872%, (1 mo. USD LIBOR + 3.50%), 5/5/28	$564	$ 552,661
		$ 552,661
Software — 0.2%
GoTo Group, Inc., Term Loan, 6.912%, (1 mo. USD LIBOR + 4.75%), 8/31/27(13)	$0	$ 75
RealPage, Inc., Term Loan, 5.372%, (1 mo. USD LIBOR + 3.00%), 4/24/28	519	500,748
Riverbed Technology, Inc., Term Loan, 9.63%, (3 mo. USD LIBOR + 8.00%), 7.63% cash, 2.00% PIK, 12/7/26	135	63,481
		$ 564,304
Specialty Retail — 0.1%
PetSmart, Inc., Term Loan, 6.12%, (1 mo. USD LIBOR + 3.75%), 2/11/28	$383	$ 370,279
		$ 370,279
Borrower/Description	Principal Amount (000's omitted)	Value
Trading Companies & Distributors — 0.1%
Spin Holdco, Inc., Term Loan, 5.611%, (3 mo. USD LIBOR + 4.00%), 3/4/28	$297	$ 274,623
		$ 274,623
Total Senior Floating-Rate Loans (identified cost $3,396,355)		$ 3,241,112

Miscellaneous — 0.0%(2)
Security	Principal Amount	Value
Transportation — 0.0%(2)
Hertz Corp., Escrow Certificates(1)	$58,000	$ 3,770
Hertz Corp., Escrow Certificates(1)	167,000	2,505
Hertz Corp., Escrow Certificates(1)	110,000	1,650
Total Miscellaneous (identified cost $176,529)		$ 7,925

Short-Term Investments — 0.7%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 1.60%(14)	1,642,131	$ 1,642,131
Total Short-Term Investments (identified cost $1,642,131)		$ 1,642,131
Total Investments — 98.4% (identified cost $210,155,867)		$241,800,474
Other Assets, Less Liabilities — 1.6%		$ 3,946,179
Net Assets — 100.0%		$245,746,653
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
*	In U.S. dollars unless otherwise indicated.
(1)	Non-income producing security.
(2)	Amount is less than 0.05%.
(3)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.
(4)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At July 31, 2022, the aggregate value of these securities is $50,405,583 or 20.5% of the Portfolio's net assets.

Global Income Builder Portfolio
July 31, 2022
Portfolio of Investments (Unaudited) — continued

(5)	Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At July 31, 2022, the aggregate value of these securities is $18,296,336 or 7.4% of the Portfolio's net assets.
(6)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.
(7)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.
(8)	Security converts to variable rate after the indicated fixed-rate coupon period.
(9)	Variable rate security. The stated interest rate represents the rate in effect at July 31, 2022.
(10)	Issuer is in default with respect to interest and/or principal payments.
(11)	Multi-step coupon security. Interest rate represents the rate in effect at July 31, 2022.
(12)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) or the Secured Overnight Financing Rate (“SOFR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate. Rates for SOFR are generally 1 or 3-month tenors and may also be subject to a credit spread adjustment. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.
(13)	Principal amount is less than $500.
(14)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of July 31, 2022.
Country Concentration of Portfolio
Country	Percentage of Total Investments	Value
United States	62.3%	$150,731,177
United Kingdom	8.7	20,999,903
France	4.7	11,457,695
Switzerland	4.4	10,730,998
Germany	2.9	6,908,784
Spain	2.5	6,022,235
Netherlands	2.4	5,918,894
Japan	1.9	4,651,835
Canada	1.6	3,897,529
Luxembourg	1.6	3,849,327
Australia	1.6	3,830,468
Denmark	1.2	2,810,978
Supranational	0.8	1,933,724
Taiwan	0.6	1,416,211
Sweden	0.6	1,395,245
Italy	0.5	1,231,279
India	0.5	1,204,957
Hong Kong	0.5	1,135,556
Ireland	0.4	1,050,527
United Arab Emirates	0.1	261,847
Mexico	0.1	200,798
Brazil	0.0(1)	4,525
Exchange-Traded Funds	0.1	155,982
Total Investments	100.0%	$241,800,474
(1)	Amount is less than 0.05%.

Forward Foreign Currency Exchange Contracts (OTC)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	137,560	GBP	109,117	State Street Bank and Trust Company	8/31/22	$4,590	$ —
						$4,590	$ —

Global Income Builder Portfolio
July 31, 2022
Portfolio of Investments (Unaudited) — continued

Abbreviations:
ADR	– American Depositary Receipt
EURIBOR	– Euro Interbank Offered Rate
LIBOR	– London Interbank Offered Rate
OTC	– Over-the-counter
PC	– Participation Certificate
PIK	– Payment In Kind
SOFR	– Secured Overnight Financing Rate
Currency Abbreviations:
EUR	– Euro
GBP	– British Pound Sterling
USD	– United States Dollar

At July 31, 2022, the Portfolio had sufficient cash and/or securities to cover commitments under open derivative contracts.
In the normal course of pursuing its investment objectives, the Portfolio is subject to the following risks:
Equity Price Risk: The Portfolio enters into equity futures contracts on securities indices to gain or limit exposure to certain markets, particularly in connection with engaging in the dividend capture trading strategy.
Foreign Exchange Risk: Because the Portfolio holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Portfolio enters into forward foreign currency exchange contracts.
Affiliated Investments
The Portfolio invested in issuers that may be deemed to be affiliated with Morgan Stanley. At July 31, 2022, the value of the Portfolio's investment in affiliated issuers and funds was $1,642,131, which represents 0.7% of the Portfolio's net assets. Transactions in affiliated issuers and funds by the Portfolio for the fiscal year to date ended July 31, 2022 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units/Shares, end of period
Common Stocks
Mitsubishi UFJ Financial Group, Inc.	$1,471,139	$ —	$(1,587,520)	$315,215	$(198,834)	$ —	$ —	—
Short-Term Investments
Eaton Vance Cash Reserves Fund, LLC	1,432,849	37,244,468	(38,677,370)	53	—	—	1,407	—
Liquidity Fund, Institutional Class(1)	—	35,495,882	(33,853,751)	—	—	1,642,131	8,835	1,642,131
Total				$315,268	$(198,834)	$1,642,131	$10,242
(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Global Income Builder Portfolio
July 31, 2022
Portfolio of Investments (Unaudited) — continued

At July 31, 2022, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks:
Communication Services	$10,396,539	$ 1,831,199	$ —	$ 12,227,738
Consumer Discretionary	7,993,996	9,300,476	—	17,294,472
Consumer Staples	5,670,873	6,359,333	—	12,030,206
Energy	6,386,766	—	—	6,386,766
Financials	9,296,845	6,006,775	—	15,303,620
Health Care	11,713,959	12,076,562	—	23,790,521
Industrials	6,049,809	11,454,633	—	17,504,442
Information Technology	26,952,232	8,285,180	—	35,237,412
Materials	—	1,921,042	—	1,921,042
Real Estate	1,683,041	—	—	1,683,041
Utilities	1,730,683	1,760,701	—	3,491,384
Total Common Stocks	$87,874,743	$58,995,901*	$ —	$146,870,644
Convertible Bonds	$ —	$ 284,631	$ —	$ 284,631
Convertible Preferred Stocks	163,400	13,639	—	177,039
Corporate Bonds	—	86,515,061	—	86,515,061
Exchange-Traded Funds	155,982	—	—	155,982
Preferred Stocks:
Communication Services	239,514	—	—	239,514
Consumer Staples	—	54,067	—	54,067
Energy	510,183	—	—	510,183
Financials	833,572	114,566	—	948,138
Industrials	359,982	—	—	359,982
Real Estate	426,750	—	—	426,750
Utilities	367,315	—	—	367,315
Total Preferred Stocks	$ 2,737,316	$ 168,633	$ —	$ 2,905,949
Senior Floating-Rate Loans	$ —	$ 3,241,112	$ —	$ 3,241,112
Miscellaneous	—	7,925	—	7,925
Short-Term Investments	1,642,131	—	—	1,642,131
Total Investments	$92,573,572	$149,226,902	$ —	$241,800,474
Forward Foreign Currency Exchange Contracts	$ —	$ 4,590	$ —	$ 4,590
Total	$92,573,572	$149,231,492	$ —	$241,805,064
*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
For information on the Portfolio's policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio's most recent financial statements included in its semiannual or annual report to shareholders.